Schedule of Investments

November 30, 2023

(Unaudited)

	Principal Amount	Value

Asset-Backed Securities–60.62%
AMSR Mortgage Trust, Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	$4,000,000	$3,569,700

AMSR Trust,
Series 2021-SFR4, Class D, 2.77%, 12/17/2038(a)	1,500,000	1,318,730

Series 2022-SFR3, Class E1, 4.00%, 10/17/2039(a)	1,000,000	876,111

Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.13%, 01/25/2067(a)(b) 5,893,000 4,094,101

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-3A, Class C, 6.48%, 02/20/2027(a)	4,000,000	3,931,644

Series 2022-5A, Class B, 7.09%, 04/20/2027(a)	4,000,000	4,035,772

Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	1,989,521

Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,007,512

BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 6.72% (1 mo. Term SOFR + 1.40%), 04/15/2036(a)(c)	4,350,000	4,313,594

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.89%, 09/15/2048(d)	14,246,669	144,916

Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	2,152,000	1,951,878

Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	2,474,096

Series 2019-BN16, Class AS, 4.27%, 02/15/2052	2,639,000	2,377,997

BBCMS Mortgage Trust, Series 2018-C2, Class C, 5.13%, 12/15/2051(b)	2,500,000	1,968,176

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.70%, 01/25/2035(b)	222,024	208,739

Benchmark 2023-V3 Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056(b)	4,000,000	4,070,697

Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.68%, 04/10/2051(b)	4,375,000	3,141,394

Series 2019-B14, Class C, 3.90%, 12/15/2062(b)	4,650,000	3,180,682

Series 2019-B15, Class C, 3.84%, 12/15/2072(b)	1,000,000	650,036

Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,397,082

Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.68%, 12/16/2041(a)(e)	3,669,508	2,720,547

	Principal Amount	Value

Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	$4,517,000	$2,241,402

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	945,249	814,208

Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,348,064	1,161,211

CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)(e)	4,636,488	4,635,418

COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	409,400	386,991

Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	2,402,256	2,073,816

Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(b)	4,000,000	3,303,915

Series 2022-ATH3, Class A3, 6.57%, 08/25/2067(a)(b)	3,911,765	3,838,775

CSAIL Commercial Mortgage Trust, Series 2016-C6, Class E, 4.08%, 01/15/2049(a)(b)	3,000,000	1,680,205

DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,117,200	878,626

Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)(e)	3,542,570	3,433,863

Empower CLO Ltd., Series 2022-1A, Class A1, 7.62% (3 mo. Term SOFR + 2.20%), 10/20/2034(a)(c)	10,000,000	10,054,280

FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 1.04%, 02/10/2056(d)	62,809,366	1,830,924

Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.46%, 09/25/2048(a)(b)	1,505,831	1,355,602

Series 2018-5, Class B2, 4.46%, 09/25/2048(a)(b)	1,804,340	1,603,387

Series 2018-6RR, Class B2, 4.92%, 10/25/2048(a)(b)	2,659,639	2,432,724

Series 2018-6RR, Class B3, 4.92%, 10/25/2048(a)(b)	2,659,639	2,410,503

Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	4,000,000	3,879,313

Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	4,647,424

GCAT Trust, Series 2023-NQM2, Class M1, 6.99%, 11/25/2067(a)(b)	2,781,000	2,701,193

See accompanying notes which are an integral part of this schedule.

Invesco Income Fund

	Principal Amount	Value

GS Mortgage Securities Trust,
Series 2015-GC30, Class A4, 3.38%, 05/10/2050	$5,233,000	$5,007,849

Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	2,066,838

Series 2019-GC40, Class AS, 3.41%, 07/10/2052	1,900,000	1,605,648

Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	2,500,000	2,479,201

Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,316,313

Homeward Opportunities Fund Trust,
Series 2022-1, Class M1, 5.08%, 07/25/2067(a)(e)	3,639,306	3,504,813

Series 2022-1, Class M1, 5.05%, 07/25/2067(a)(b)	2,878,000	2,484,060

HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	1,500,000	1,513,445

Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067(a)(b)	7,053,000	4,910,665

MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,953,845	1,391,533

Morgan Stanley Residential Mortgage Loan Trust 2023-NQM1, Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)(e)	2,473,000	2,483,773

OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)(e)	5,438,497	5,318,271

Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(e)	1,122,230	1,094,097

Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	3,117,508	3,076,735

Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 04/17/2038(a)	2,000,000	1,779,560

Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(a)	3,000,000	3,027,532

Rad CLO 18 Ltd., Series 2023-18A, Class B, 7.94% (3 mo. Term SOFR + 2.55%), 04/15/2036(a)(c)	2,500,000	2,508,295

Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	2,828,249

Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	2,753,845	2,037,956

Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	2,723,359	2,553,705

SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.97%, 03/27/2062(a)(b)	4,000,000	2,665,277

Stack Infrastructure Issuer, LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,403,214

STAR Trust, Series 2022-SFR3, Class D, 7.87% (1 mo. Term SOFR + 2.55%), 05/17/2024(a)(c)	2,000,000	1,936,128

Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.54%, 08/25/2051(a)	982,500	767,229

	Principal Amount	Value

Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	$2,432,128	$2,304,985

Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	2,018,124	1,718,053

Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	3,570,000	3,069,140

TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(a)	4,000,000	3,761,326

TRK Trust, Series 2022-INV1, Class M1, 4.03%, 02/25/2057(a)(b)	8,000,000	5,828,254

Verus Securitization Trust,
Series 2022-INV1, Class A3, 5.83%, 08/25/2067(a)(e)	4,432,531	4,326,329

Series 2022-INV2, Class A3, 6.79%, 10/25/2067(a)(e)	1,671,132	1,660,284

Series 2023-1, Class A3, 6.90%, 12/25/2067(a)(e)	1,969,867	1,959,389

Series 2023-INV2, Class A3, 7.08%, 08/25/2068(a)(e)	2,370,273	2,370,830

Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	1,937,344

Voya CLO Ltd., Series 2014-1A, Class CR2, 8.46% (3 mo. Term SOFR + 3.06%), 04/18/2031(a)(c)	1,300,000	1,205,292

Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class A4, 3.54%, 05/15/2048	4,240,000	4,076,437

Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	2,816,566

Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,126,288	1,040,251

Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,368,500	1,092,177

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,362,599	2,841,959

Total Asset-Backed Securities (Cost $236,308,807)		210,555,707

U.S. Government Sponsored Agency Mortgage-Backed Securities–20.86%
Collateralized Mortgage Obligations–1.02%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(f)	13,143,348	1,731,411

Freddie Mac REMICs, IO, 2.50%, 09/25/2048(f)	14,440,650	1,834,373

		3,565,784

Federal Home Loan Mortgage Corp. (FHLMC)–3.46%
9.00%, 04/01/2025	3,332	3,336

9.50%, 04/01/2025	1,031	1,029

6.50%, 06/01/2029 to 08/01/2032	1,883	1,944

7.00%, 03/01/2032 to 05/01/2032	573	592

5.50%, 05/01/2053	7,260,893	7,160,691

6.00%, 06/01/2053	4,831,184	4,851,377

		12,018,969

See accompanying notes which are an integral part of this schedule.

Invesco Income Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–4.87%
6.00%, 04/01/2024 to 06/01/2053	$9,753,933	$9,812,037

6.75%, 07/01/2024	188	192

6.95%, 07/01/2025	4,397	4,379

6.50%, 01/01/2026 to 10/01/2036	2,518	2,600

7.00%, 06/01/2029	85	87

8.00%, 10/01/2029	10	11

5.00%, 04/01/2053	7,356,594	7,088,597

		16,907,903

Government National Mortgage Association (GNMA)–6.23%
7.00%, 12/15/2023 to 12/15/2036	207,709	208,834

6.50%, 07/15/2024 to 09/15/2032	6,602	6,502

8.00%, 08/15/2024 to 12/15/2030	191,418	199,570

6.95%, 07/20/2025 to 11/20/2026	19,850	19,989

8.50%, 01/15/2037	12,523	12,558

TBA, 5.00%, 12/01/2053(g)	7,300,000	7,091,741

6.00%, 12/01/2053(g)	14,000,000	14,102,494

		21,641,688

Uniform Mortgage-Backed Securities–5.28%
TBA, 5.00%, 12/01/2053(g)	6,250,000	6,014,628

5.50%, 12/01/2053(g)	12,500,000	12,317,262

		18,331,890

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $72,358,186)		72,466,234

Commercial Paper–12.97%
Diversified Banks–8.65%
Bank of Nova Scotia (The) (Canada), 5.80%, 01/31/2024(a)	15,000,000	15,007,500

UBS AG (Switzerland), 6.04%, 05/02/2024(a)	15,000,000	15,018,251

		30,025,751

Regional Banks–4.32%
ING US Funding LLC (Netherlands), 5.90%, 04/24/2024(a)	15,000,000	15,019,442

Total Commercial Paper (Cost $44,999,974)		45,045,193

Agency Credit Risk Transfer Notes–9.26%

Fannie Mae Connecticut Avenue Securities,
Series 2023-R06, Class 1M2, 8.03% (30 Day Average SOFR + 2.70%), 07/25/2043(a)(c)	2,650,000	2,685,530

Series 2023-R07, Class 2M2, 8.58% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(c)	2,500,000	2,574,336

Series 2023-R08, Class 1M2, 7.83% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(c)	785,000	789,294

	Principal Amount	Value

Freddie Mac,
Series 2022-HQA1, Class M1B, STACR®, 8.83% (30 Day Average SOFR + 3.50%), 03/25/2042(a)(c)	$3,000,000	$3,109,431

Series 2022-DNA3, Class M1B, STACR®, 8.23% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(c)	3,000,000	3,070,482

Series 2022-HQA2, Class M1, STACR®, 9.33% (30 Day Average SOFR + 4.00%), 07/25/2042(a)(c)	3,475,000	3,644,170

Series 2022-HQA3, Class M1, STACR®, 8.88% (30 Day Average SOFR + 3.55%), 08/25/2042(a)(c)	3,000,000	3,102,228

Series 2022-DNA6, Class M1, STACR®, 9.03% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(c)	2,250,000	2,366,777

Series 2023-DNA1, Class M1, STACR®, 8.43% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(c)	3,000,000	3,091,342

Series 2023-HQA1, Class M1, STACR®, 8.83% (30 Day Average SOFR + 3.50%), 05/25/2043(a)(c)	3,000,000	3,113,459

Series 2023-HQA2, Class M1, STACR®, 8.68% (30 Day Average SOFR + 3.35%), 06/25/2043(a)(c)	3,000,000	3,095,794

Series 2023-HQA3, Class M2, STACR®, 8.67% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(c)	1,500,000	1,529,879

Total Agency Credit Risk Transfer Notes (Cost $31,944,449)		32,172,722

Certificates of Deposit–4.32%
Diversified Banks–4.32%
Sumitomo Mitsui Banking Corp. (Japan), 5.67%, 03/07/2024 (Cost $14,986,181)	15,000,000	15,001,758

U.S. Dollar Denominated Bonds & Notes–1.90%
Mortgage REITs–1.90%
Redwood Trust, Inc., Conv., 5.63%, 07/15/2024	3,000,000	2,970,002

Two Harbors Investment Corp., Conv., 6.25%, 01/15/2026	4,000,000	3,640,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $6,496,311)		6,610,002

	Shares
Preferred Stocks–1.26%
Mortgage REITs–1.26%
Chimera Investment Corp., 7.75%, Series C, Pfd.(h)	26,638	515,445

PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	68,689	1,527,644

Redwood Trust, Inc., 10.00%, Pfd.(h)	100,000	2,327,500

Total Preferred Stocks (Cost $4,788,651)		4,370,589

	Principal Amount
U.S. Treasury Securities–0.59%
U.S. Treasury Bills–0.59%
4.78% - 5.05%, 04/18/2024 (Cost $2,030,916)(i)(j)	$2,068,000	2,026,635

TOTAL INVESTMENTS IN SECURITIES–111.78% (Cost $413,913,475)		388,248,840

OTHER ASSETS LESS LIABILITIES—(11.78)%		(40,910,966)

NET ASSETS–100.00%		$347,337,874

See accompanying notes which are an integral part of this schedule.

Invesco Income Fund

Investment Abbreviations:

Conv.	– Convertible
IO	– Interest Only
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $253,094,329, which represented 72.87% of the Fund’s Net Assets.

(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(d)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,020,124	$118,825,856	$(130,845,980)	$ -	$ -	$-	$410,042
Invesco Treasury Portfolio, Institutional Class	8,013,416	79,217,237	(87,230,653)	-	-	-	272,614
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,353	6,233,559	(6,261,912)	-	-	-	15,130*
Invesco Private Prime Fund	70,388	15,275,152	(15,346,078)	(5)	543	-	32,326*
Total	$20,132,281	$219,551,804	$(239,684,623)	$(5)	$543	$-	$730,112

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts
					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	179	March-2024	$36,598,508	$143,678	$143,678
U.S. Treasury 5 Year Notes	57	March-2024	6,090,539	32,827	32,827
U.S. Treasury 10 Year Notes	79	March-2024	8,673,953	51,055	51,055
U.S. Treasury 10 Year Ultra Notes	78	March-2024	8,854,219	60,768	60,768
Subtotal-Long Futures Contracts				288,328	288,328

See accompanying notes which are an integral part of this schedule.

Invesco Income Fund

Open Futures Contracts–(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	58	March-2024	$(6,753,375)	$(20,974)	$(20,974)
U.S. Treasury Ultra Bond	49	March-2024	(6,027,000)	(26,910)	(26,910)
Subtotal–Short Futures Contracts				(47,884)	(47,884)
Total Futures Contracts				$240,444	$240,444

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 41, Version 1	Sell	5.00%	Quarterly	12/20/2028	4.054%	USD 14,800,000	$141,728	$576,963	$435,235

(a)	Centrally cleared swap agreements collateralized by $1,137,702 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of November 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

USD -U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$–	$210,555,707	$–	$210,555,707
U.S. Government Sponsored Agency Mortgage-Backed Securities	–	72,466,234	–	72,466,234
Commercial Paper	–	45,045,193	–	45,045,193
Agency Credit Risk Transfer Notes	–	32,172,722	–	32,172,722
Certificate of Deposit	–	15,001,758	–	15,001,758
U.S. Dollar Denominated Bonds & Notes	–	6,610,002	–	6,610,002
Preferred Stocks	4,370,589	–	–	4,370,589
U.S. Treasury Securities	–	2,026,635	–	2,026,635
Total Investments in Securities	4,370,589	383,878,251	–	388,248,840

Other Investments - Assets*
Futures Contracts	288,328	–	–	288,328
Swap Agreements	–	435,235	–	435,235
	288,328	435,235	–	723,563

Other Investments - Liabilities*
Futures Contracts	(47,884)	–	–	(47,884)
Total Other Investments	240,444	435,235	–	675,679
Total Investments	$4,611,033	$384,313,486	$–	$388,924,519

*    Unrealized appreciation (depreciation).

Invesco Income Fund